[Logo of Chase Vista Funds]

EQUITY FUNDS

                                  SEMI-ANNUAL
                                     REPORT

                 Chase Vista(SM). Setting the Global Standard.

                       CHASE VISTA SMALL CAP EQUITY FUND

                       CHASE VISTA LARGE CAP EQUITY FUND

                           CHASE VISTA BALANCED FUND







                                 April 30, 1998
                                  (Unaudited)

                                   HIGHLIGHTS

The U.S. stock market reached record levels as the U.S. economy continued to grow despite Asia's financial crisis.

o In the U.S. stock market, low interest rates, good corporate earnings and solid cash flows prevailed.

o Bonds posted modest gains as interest rates stabilized and inflation continued to remain under control.


                   CONTENTS

Chairman's Letter                                 3

Chase Vista Small Cap Equity Fund
  Fund Commentary o Portfolio of Investments      4

Chase Vista Large Cap Equity Fund
  Fund Commentary o Portfolio of Investments     16

Chase Vista Balanced Fund
  Fund Commentary o Portfolio of Investments     25

Financial Statements                             40

Notes to Financial Statements                    43

Financial Highlights                             50




INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                              Chase Vista(SM) Funds


                               CHAIRMAN'S LETTER

                                                          June 10, 1998
Dear Shareholder:

We are pleased to present this semi-annual report for the following Chase Vista U.S. Equity Funds for the six month period ended April 30, 1998:

  [bullet] Chase Vista Small Cap Equity Fund
  [bullet] Chase Vista Large Cap Equity Fund
  [bullet] Chase Vista Balanced Fund

Stocks Posted Solid Gains as the Economy Continued to Grow
The stock market recorded strong performance as the economy continued to grow and inflation remained under control. Other factors contributing to performance included low interest rates, good corporate earnings and solid cash flows into equity mutual funds.

Early in the period, the potential impact of the Asian economic crisis put pressure on U.S stocks. However, the U.S. economy continued to grow despite Asia's economic woes. In January, the stock market stalled again, as investors worried about the market's future prospects, however, equities bounced back again in February, as the Dow Jones Industrial Average plowed through 9,000 and finished the period hovering near an all-time record level.

Bonds Posted Modest Gains as Interest Rates Stabilized
Bonds registered modest investment results in an environment that saw the U.S. economy strengthen but inflation continue to remain under control.

The period began with worry about the impact of the Asian crisis on global economic growth. But when the shock of the Asian crisis subsided toward the end of 1997, investors re-focused their attention on the U.S. economy. Bonds performed well in January, despite the strongest Employment Cost Index (ECI) report in five years. In February, several reports that suggested the economy was overheating drove bond prices down. However, the market rebounded, and interest rates stayed in a relatively narrow range, thanks partly to two opposing forces: deflation concerns ignited by the Asian crisis and higher inflation concerns due to the U.S. economy's better-than-expected performance.

Overall, it was another strong period for those invested in the U.S. stock market. As always, all of us at Chase Vista encourage you to maintain your investing discipline in the months and years ahead.


Sincerely,


/s/ Fergus Reid

Fergus Reid
Chairman

                                   Unaudited
                                About Your Fund


                       CHASE VISTA SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective:                  Capital Growth
  Primary investments:        Small Cap Common Stocks
  Suggested investment
  time frame:                 Long-Term
  Market benchmark:           Russell 2000 Index
  Lipper Funds category:      Small Company Growth Funds Average

                              Class A           Class B           Class I
                             ----------------- ----------------- ----------------
  Inception date:             12/20/94          3/28/95           5/7/96
  Newspaper symbol:           Sm Cap            Sm Cap            SmCap

  As of April 30, 1998
  Net assets:                 $180.6 million    $112.7 million    $345.9 million

PERFORMANCE



Chase Vista Small Cap Equity Fund had a total return of 13.66% (Class A shares, without sales charges) for the six-month period ended April 30, 1998, beating the Lipper Small Company Growth Funds Average, which returned 11.07%.

STRATEGY
Superior stock selection and strong performance by small cap stocks during the first four months of 1998 were largely responsible for the Fund's solid investment results.

Early in the period, investors favored large, well-established companies over the less liquid small cap companies due to concerns over the impact of the Asian crisis on the U.S. economy. The Fund took advantage of the small cap sell-off to increase its exposure in quality, undervalued companies, particularly in the technology sector. This decision proved rewarding to shareholders as many of these stocks outperformed the broader market early in 1998 when concerns over the Asian crisis began to wane.

The Fund also benefited from its overweighted exposure to consumer cyclicals as the strength of the U.S. economy helped bolster the prices of these stocks. Two other groups that contributed to performance were health care, which recorded strong performance during the last four months of the period, and financial services stocks, which benefited from benign inflation and ongoing consolidation.

                                   Unaudited
                                About Your Fund


                       CHASE VISTA SMALL CAP EQUITY FUND

OUTLOOK
Our outlook remains favorable. In our opinion, small stocks, as represented by the Russell 2000 Stock Index, have superior earnings growth potential and are more attractively priced compared to the large-cap stocks that comprise the Standard & Poor's 500 Composite Index. Given the recent strong performance by small cap stocks, stock selection will be critical in identifying companies with superior earnings growth potential and attractive relative value in the months ahead.


                       CHASE VISTA SMALL CAP EQUITY FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98


                               [GRAPHICS OMITTED]

Cash/Other                1.3%
Investments              98.7%


                       CHASE VISTA SMALL CAP EQUITY FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98


                               [GRAPHICS OMITTED]


Basic Industry            2.8%
Capital Goods             9.9%
Consumer Cyclicals       20.5%
Consumer Staples          4.2%
Energy                    4.1%
Financial                22.1%
Health Care               9.2%
Technology               15.9%
Transportation            3.5%
Utilities                 1.2%
REITs                     2.5%
Other                     4.1%




The Chase Vista Small Cap Equity Fund (Class A & Class B shares) is closed to new investors.

                                   Unaudited
                                About Your Fund


                       CHASE VISTA SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------

                         TOP 10 HOLDINGS AS OF 4/30/98

Company
--------------------------------------------------------------------------------
  Deutsche Bank AG (Germany)*                      2.22%
  Peoples Heritage Financial Group, Inc.           1.72%
  Coach USA, Inc.                                  1.65%
  Cullen/Frost Bankers, Inc.                       1.57%
  Waters Corp.                                     1.52%
  United Dominion Industries, Ltd.                 1.51%
    Universal Health Services Inc. (Class B)       1.51%
  Interim Services, Inc.                           1.49%
  Stage Stores, Inc.                               1.46%
  Newpark Resources Inc.                           1.44%

Top 10 holdings comprised 16.09% of Fund's market value of investments. Fund holdings are subject to change at any time. *A non-equity security holding.


--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

                                        Without             With
  Class A Shares                      Sales Charge      Sales Charge
  --------------                      ------------      ------------
  One Year                             48.66%            40.11%
  Five Years                            N/A                N/A
    Since Inception (12/20/94)         35.29%            32.93%

  Class B Shares                     Without CDSC       With CDSC*
  --------------                     ------------       ----------
  One Year                             47.59%            42.59%
  Five Years                            N/A                N/A
  Since Inception (12/20/94)+          34.39%            33.95%

  Class I Shares
  --------------
  One Year                             49.14%
  Five Years                            N/A
  Since Inception (12/20/94)+          35.57%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Sales change for Class A shares is 5.75%.

* Assumes 5% CDSC for the one year period and a 3% CDSC for the period since inception.

+ The Fund commenced operations on 12/20/94. Class B Shares and Class I Shares were introduced on 3/28/95 and 5/7/96, respectively. Investors should note that the information presented for Class B and Class I Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares and higher than Class I Shares. Additionally, annualized figures have been restated to reflect the maximum 5% contingent deferred sales charge that applies to the Fund's B Shares.

                                   Unaudited
                                About Your Fund


                       CHASE VISTA SMALL CAP EQUITY FUND



                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                  CHASE VISTA SMALL CAP EQUITY FUND - CLASS A
                             AND ITS KEY BENCHMARKS

                               [GRAPHIC OMITTED]

                        [Plot Points for Graphic Omitted]

             Chase Vista      Lipper Small
              Small Cap      Company Growth     Russell
             Equity Fund       Funds Avg.      2000 Index
             -----------       ----------      ----------
12/94         $ 9,525         $ 10,000          $ 10,000
 4/95          10,920           10,695            10,694
 4/96          17,218           14,988            14,229
 4/97          17,052           14,479            14,238
 4/30/98       25,350           21,111            20,274

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of Chase Vista Small Cap Equity Fund, the Lipper Small Company Growth Funds Average and the Russell 2000 Index from December 20, 1994 to April 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lipper Small Company Growth Funds Average represents the average performance of a universe of 607 actively managed small company funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Russell 2000 Index tracks the shares of 2,000 small-capitalization companies. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock.












The Chase Vista Small Cap Equity Fund (Class A & Class B shares) is closed to new investors.

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited)


Shares       Issuer                                 Value
--------------------------------------------------------------
Long-Term Investments -- 92.78%
--------------------------------------------------------------
             Common Stock -- 91.9%
             --------------------------------------
             Advertising -- 1.0%
  200,000    Outdoor Systems, Inc.*                 $6,350,000
                                                    ----------
             Aerospace -- 1.3%
  133,500    Precision Castparts Corp.               8,293,688
                                                    ----------
             Airlines -- 0.3%
   40,000    Continental Airlines, Inc., Class B*    2,355,000
                                                    ----------
             Automotive -- 2.7%
  215,500    Dura Automotive Systems, Inc.*          8,404,500
  165,000    Tower Automotive, Inc.*                 8,796,563
                                                    ----------
                                                    17,201,063
                                                    ----------
             Banking -- 9.4%
   60,000    Bank United Corp., Class A              3,105,000
  100,000    Chittenden Corporation                  3,750,000
  170,000    Cullen/Frost Bankers, Inc.              9,945,000
  100,000    FirstMerit Corp.                        2,837,500
  180,000    North Fork Bancorporation, Inc.         6,682,500
  225,200    Peoples Heritage Financial Group,
             Inc.                                   10,865,900
  240,746    TCF Financial Corp.                     7,839,292
  200,000    Westamerica Bancorporation              6,600,000
  166,125    Zions Bancorporation                    8,493,141
                                                    ----------
                                                    60,118,333
                                                    ----------
             Broadcasting -- 2.2%
  290,000    Cinar Films, Inc., Class B*             5,582,500
  400,000    Groupe AB, SA ADR (France)*             2,375,000
  135,000    Heftel Broadcasting Corp.*              5,923,125
                                                    ----------
                                                    13,880,625
                                                    ----------
             Business Services -- 10.1%
  200,000    CORT Business Services Corp.*           7,987,500
   70,000    DeVRY, Inc.*                            2,651,250
   55,000    Fiserv, Inc.*                           3,595,625
  288,000    Interim Services, Inc.*                 9,396,000
  113,500    ITT Educational Services, Inc.*         3,355,344
  180,000    Lason Holdings, Inc.*                   7,020,000
  272,500    NCO Group, Inc.*                        6,795,469
  340,000    Personnel Group of America, Inc.*       6,757,500


                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares       Issuer                                    Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
  300,000    PMT Services, Inc.*                       $5,850,000
  240,000    Rental Service Corp.*                      6,975,000
  125,000    United Rentals, Inc.*                      4,304,687
                                                       ----------
                                                       64,688,375
                                                       ----------
             Chemicals -- 1.7%
   75,000    Dexter Corp.                               3,098,437
  100,000    Spartech Corporation                       2,118,750
  179,500    The Carbide/Graphite Group, Inc.*          5,788,875
                                                       ----------
                                                       11,006,062
                                                       ----------
             Computer Software -- 7.0%
  301,000    American Management Systems, Inc.*         8,710,188
  100,000    AXENT Technologies, Inc.*                  2,625,000
  350,000    Datastream Systems, Inc.*                  8,050,000
  120,000    Hyperion Software Corp.*                   5,205,000
  222,500    Integrated Systems, Inc.*                  4,199,688
  160,000    Mastech Corp.*                             4,240,000
   50,000    Memco Software Ltd. (Israel)*              1,500,000
  185,000    Tecnomatix Technologies, Ltd.*             4,694,375
  151,875    Wind River Systems*                        5,258,672
                                                       ----------
                                                       44,482,923
                                                       ----------
             Computers/Computer Hardware -- 1.2%
  125,000    Micros Systems, Inc.*                      7,359,375
                                                       ----------
             Construction Materials -- 1.4%
  100,000    NCI Building Systems, Inc.*                5,200,000
   57,400    Southdown, Inc.                            4,061,050
                                                       ----------
                                                        9,261,050
                                                       ----------
             Consumer Products -- 2.1%
  120,000    Equity Corp.*                              2,977,500
  110,000    Furniture Brands International, Inc.*      3,231,250
  175,000    Interface, Inc. Class A*                   7,426,563
                                                       ----------
                                                       13,635,313
                                                       ----------
             Diversified -- 0.3%
  125,000    Griffon Corp.*                             1,671,875
                                                       ----------
             Electronics/Electrical Equipment -- 4.5%
   80,000    BMC Industries, Inc.                       1,460,000
   45,000    Credence Systems Corp.*                    1,240,313

                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares       Issuer                                    Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
   60,000    Etec Systems, Inc.*                    $3,405,000
  325,000    MRV Communications Inc.*                8,734,375
   75,000    PMC -- Sierra, Inc.*                    3,412,500
  137,500    Sipex Corp.*                            2,732,813
  188,000    Teleflex, Inc.                          7,990,000
                                                    ----------
                                                    28,975,001
                                                    ----------
             Entertainment/Leisure -- 0.9%
   33,000    Anchor Gaming*                          2,780,250
   67,500    Family Golf Centers, Inc.*              2,843,437
                                                    ----------
                                                     5,623,687
                                                    ----------
             Environmental Services -- 1.7%
  379,200    Newpark Resources, Inc.*                9,124,500
   57,000    Superior Services, Inc.*                1,852,500
                                                    ----------
                                                    10,977,000
                                                    ----------
             Financial Services -- 1.9%
  153,000    Freedom Securities Corp.*               3,394,687
  116,000    Healthcare Financial Partners, Inc.*    5,843,500
  111,000    Waddell & Reed Financial, Inc.          2,747,250
                                                    ----------
                                                    11,985,437
                                                    ----------
             Food/Beverage Products -- 2.0%
  127,500    Suiza Foods Corp.*                      7,554,375
  130,000    Twinlab Corp.*                          5,102,500
                                                    ----------
                                                    12,656,875
                                                    ----------
             Health Care/Health Care Services -- 9.0%
   50,000    Alternative Living Services, Inc.*      1,750,000
  160,000    Assisted Living Concepts*               2,940,000
   85,000    Concentra Managed Care, Inc.*           2,645,625
  175,000    Cytyc Corp.*                            2,537,500
  192,500    ESC Medical Systems Ltd. (Israel)*      6,256,250
   95,800    Henry Schein, Inc.*                     3,736,200
   50,000    IMPATH, Inc.*                           1,862,500
  100,000    Pediatrix Medical Group, Inc.*          4,218,750
   80,000    Perclose, Inc.*                         2,430,000
  300,000    Pharmaceutical Product
             Development, Inc.*                      7,518,750
  122,500    Physio-Control International Corp.*     2,817,500
  100,000    Respironics, Inc.*                      1,668,750


                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares       Issuer                                Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------

  166,000    Universal Health Services, Inc.,
             Class B*                            $9,555,375
  100,000    Ventana Medical Systems, Inc.*       2,737,500
  150,000    United Wisconsin Services, Inc.      4,659,375
                                                 ----------
                                                 57,334,075
                                                 ----------
             Home Building Construction -- 0.2%
   50,000    Lennar Corp.                         1,371,875
                                                 ----------
             Industrial Components -- 0.7%
  137,500    VWR Scientific Products Corp.*       4,520,312
                                                 ----------
             Industrial Manufacturing -- 1.5%
  180,000    Waters Corp.*                        9,630,000
                                                 ----------
             Insurance -- 3.7%
   36,000    CMAC Investment Corp.                2,324,250

  260,000    Horace Mann Educators Corp.          8,937,500
   55,000    Orion Capital Corp.                  3,066,250
  520,000    Reliance Group Holdings, Inc.        9,002,500
                                                 ----------
                                                 23,330,500
                                                 ----------
             Machinery & Engineering Equipment -- 1.8%
   73,800    Allied Products Corp.                1,692,787
  204,000    Applied Power, Inc., Class A         7,624,500
  100,000    OmniQuip International, Inc.         2,337,500
                                                 ----------
                                                 11,654,787
                                                 ----------
             Manufacturing -- 4.0%
  175,000    Pentair, Inc.                        7,568,750
  280,000    United Dominion Industries, Ltd.     9,572,500
   83,000    Valmont Industries                   1,846,750
   70,000    Varlen Corporation                   2,432,500
  150,000    Westinghouse Air Brake Company       4,209,375
                                                 ----------
                                                 25,629,875
                                                 ----------
             Office/Business Equipment -- 0.4%
   75,000    Knoll, Inc.*                         2,610,937
                                                 ----------
             Oil & Gas -- 4.1%
  117,000    Camco International, Inc.            7,941,375
  110,000    Global Industries Ltd.*              2,495,625
  170,000    Mitchell Energy & Development,
             Class B                              4,292,500

                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares      Issuer                                   Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
  200,000    Newfield Exploration Company*         $4,850,000
  200,000    Tuboscope Inc.*                        4,737,500
   92,000    UTI Energy Corp.*                      1,598,500
                                                   ----------
                                                   25,915,500
                                                   ----------
             Real Estate Investment Trust -- 2.5%
   65,000    Arden Realty Group, Inc.               1,824,062
  150,000    Beacon Capital Partners #*             3,000,000
   90,000    Boston Properties, Inc.*               2,975,625
   62,900    Brandywine Realty Trust                1,430,975
  117,000    Duke Realty Investments, Inc.          2,786,062
   35,000    Kilroy Realty Corp.                      927,500
  120,000    Manufactured Home Communities,
             Inc.                                   3,030,000
                                                   ----------
                                                   15,974,224
                                                   ----------
             Retailing -- 5.3%
  172,900    99 Cents Only Stores*                  6,591,812
   50,000    Cole National Corp., Class A*          1,859,375
  139,800    Duane Reade Inc.*                      3,320,250
   75,000    Goody's Family Clothing, Inc.*         3,712,500
  210,000    Petco Animal Supplies, Inc.*           4,147,500
  180,000    Stage Stores, Inc.*                    9,258,750
   90,000    Williams-Sonoma, Inc.*                 4,944,375
                                                   ----------
                                                   33,834,562
                                                   ----------
             Shipping/Transportation -- 3.1%
  220,000    Coach USA, Inc.*                      10,436,250
  100,000    Heartland Express, Inc.*               2,487,500
  105,000    Hub Group, Inc., Class A*              2,769,375
   50,000    Mark VII, Inc.*                          950,000
  150,000    U.S. Xpress Enterprises, Inc.*         2,925,000
                                                   ----------
                                                   19,568,125
                                                   ----------
             Telecommunications -- 1.6%
  150,000    Aspect Telecommunications Corp.*       4,312,500
  100,000    Corsair Communications, Inc.*          1,850,000
  100,000    Digital Microwave Corporation*         1,137,500
  105,000    Metromedia Fiber Network, Inc.,
             Class A*                               3,241,875
                                                   ----------
                                                   10,541,875
                                                   ----------


                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares              Issuer                                 Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
                    Utilities -- 1.2%
    170,000         Sierra Pacific Resources            $ 5,950,000
     46,200         TNP Enterprises, Inc.                 1,489,950
                                                        -----------
                                                          7,439,950
                                                        -----------
                    Wholesaling -- 1.1%
     66,000         Barnett, Inc.*                        1,336,500
     26,600         JLK Direct Distribution Inc.*           871,150
    215,000         Wilmar Industries, Inc.               5,133,125
                                                        -----------
                                                          7,340,775
                                                        -----------
                    Total Common Stock                  587,219,054
                    (Cost $428,119,907)                 -----------

     Principal
      Amount
       (USD)

                    Corporate Notes & Bonds -- 0.9%
                    -----------------------------------
                    Financial Services -- 0.8%
 $5,000,000         Associates Corp. of North America,
                    5.47%, 5/13/98                        4,990,883
                                                        -----------
                    Health Care/Health Care Services -- 0.1%
    250,000         Assisted Living Concepts, 7%,
                    7/31/05#                                613,535
                                                        -----------
                    Total Corporate Notes & Bonds         5,604,418
                    (Cost $5,240,883)
                    -----------------------------------------------
                    Total Long-Term Investments         592,823,472
                    (Cost $433,360,790)                 -----------
                    ----------------------------------


                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)     Issuer                                 Value
--------------------------------------------------------------------
Short-Term Investments -- 6.2%
--------------------------------------------------------------------
               U. S. Government Agency Obligations -- 1.6%
               -------------------------------------------
               Federal Home Loan Mortgage Corp.,
               Discount Notes,
$ 5,000,000    5.41%, 5/08/98                         $4,994,740
  5,000,000    5.40%, 5/20/98(t)                       4,985,750
                                                      ----------
               Total U.S. Government Agency            9,980,490
               Obligations (Cost $9,980,490)          ----------

               U.S. Treasury Bills -- 0.1%
               ---------------------------
    400,000    4.97%, 7/02/98                            396,660
     40,000    4.99%, 5/07/98                             39,971
     75,000    5.07%, 5/14/98                             74,886
                                                      ----------
               Total U. S Treasury Bills                 511,517
               (Cost $511,517)                        ----------

               Commercial Paper -- 2.3%
               ------------------------
               Financial Services -- 2.34%
  5,000,000    American Express Credit Corp.,
               5.50%, 5/07/98(t)                       4,995,417
  5,000,000    Ford Motor Credit Company, 5.52%,
               5/06/98                                 4,996,167
  5,000,000    Goldman Sachs Group, 5.50%,
               5/27/98(t)                              4,980,139
                                                      ----------
               Total Commercial Paper                 14,971,723
               (Cost $14,971,723)                     ----------


                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)     Issuer                         Value
------------------------------------------------------------
Short-Term Investments -- 6.2%
------------------------------------------------------------
               Time Deposit -- 2.2%
               ------------------------------
$14,053,000    Deutsche Bank AG (Germany)     $ 14,053,000
               (Cost $14,053,000)
               ------------------------------
               Total Short-Term Investments     39,516,730
               (Cost $39,516,730)
               ------------------------------
               Total Investments -- 99.0%     $632,340,202
               (Cost $472,877,520)
               ------------------------------

Purchased Index Futures Outstanding


                                           Original       Nominal
                Expiration   Number of      Nomimal       Value at       Unrealized
  Description      Date      Contracts       Value         4/30/98      Appreciation
------------------------------------------------------------------------------------
Russell 2000   June 1998        50      $11,942,905    $12,175,000    $232,095.00
------------------------------------------------------------------------------------



                       See notes to financial statements.

                                   Unaudited
                                About Your Fund


                       CHASE VISTA LARGE CAP EQUITY FUND

--------------------------------------------------------------------------------
                                   FUND FACTS

  Objective:                    Capital Growth
  Primary investments:          Large Cap Common Stocks
  Suggested investment
  time frame:                   Mid- to Long-Term
  Market benchmark:             S&P 500 Index
  Lipper Funds category:        Growth Funds Average

                                Class A            Class B           Class I
                               ----------------   ---------------   ----------------
  Inception date:               5/8/96             5/7/96            11/30/90
  Newspaper symbol:             Lrg Cap            Not listed        Lrg Cap

  As of April 30, 1998
  Net assets:                   $51.9 million      $7.3 million      $121.5 million

PERFORMANCE

Chase Vista Large Cap Equity Fund had a total return of 18.54% (Class A shares, without sales charges) for the six-month period ended April 30, 1998, beating the Lipper Growth Funds Average, which returned 17.32%.


STRATEGY
A good economic environment and overweighted positions in top performing sectors contributed significantly to the Fund's performance.


Early in the period, large cap consumer cyclical stocks were negatively affected by the Asian crisis. During this juncture, the Fund benefited from its exposure to companies in defensive industries (sectors whose fortunes are not closely tied to the state of the economy, such as media, utilities and food companies). As the market retreated, the Fund invested selectively in undervalued but fundamentally sound companies in the technology and capital goods sectors. This strategy served shareholders well, as many stocks in these groups recorded solid investment results throughout the remainder of the period.


During the first four months of 1998, the Fund profited from its overweighted position in consumer cyclicals, which benefited from a healthy economy. The Fund's strong stock selection in the financial services sector also contributed favorably to performance.

                                   Unaudited
                                About Your Fund


                       CHASE VISTA LARGE CAP EQUITY FUND

OUTLOOK
With interest rates low and inflation benign, the economic climate for further gains by large cap stocks still appears favorable. However, we believe the economy may begin to slow due to Asia's economic woes and have positioned the Fund accordingly. Given this backdrop, stock selection will be critical to delivering superior investment results in the months ahead. We expect to focus primarily on inexpensively priced stocks whose fundamentals, we believe, are more attractive than those of the broader market.


                       CHASE VISTA LARGE CAP EQUITY FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98


                               [GRAPHICS OMITTED]

Cash/Other               0.4%
Investments             99.6%




                       CHASE VISTA LARGE CAP EQUITY FUND
           COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98


                               [GRAPHICS OMITTED]

Basic Industry           8.1%
Capital Goods           11.6%
Consumer Cyclicals      13.0%
Consumer Staples         6.4%
Energy                   9.1%
Financial               18.8%
Health Care              9.8%
Technology              13.3%
Utilities                2.7%
REITs                    2.5%
Other                    4.7%

                                   Unaudited
                                About Your Fund


                       CHASE VISTA LARGE CAP EQUITY FUND

--------------------------------------------------------------------------------

                         TOP 10 HOLDINGS AS OF 4/30/98

  Company
----------------------------------------------
  Deutsche Bank AG (Germany)*            5.46%
  EMC Corp.                              2.55%
  Computer Associates Intl. Inc  .       1.95%
  Xerox Corp.                            1.82%
  Allstate Corp.                         1.55%
  Dow Chemical Co.                       1.55%
  HEALTHSOUTH Corp.                      1.52%
  Kroger Co.                             1.48%
  FPL Group, Inc.                        1.44%
  BellSouth Corp.                        1.35%

Top 10 holdings comprised 20.67% of Fund's market value of investments. Fund holdings are subject to change at any time. *Non-equity security holding.

--------------------------------------------------------------------------------


                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

                                        Without             With
  Class A Shares                      Sales Charge      Sales Charge
  --------------                      ------------      ------------
  One Year                             39.37%            31.35%
  Five Years+                          21.16%            19.74%
  Since Inception (11/30/90)+          19.34%            18.39%

  Class B Shares                     Without CDSC       With CDSC*
  --------------                     ------------       ----------
  One Year                             38.89%            33.89%
  Five Years+                          20.99%            20.80%
  Since Inception (11/30/90)+          19.22%            19.22%

  Class I Shares
  --------------
  One Year                             40.16%
  Five Years                           21.50%
  Since Inception (11/30/90)           19.56%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

Sales Charge for Class A shares is 5.75%.

* Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the period since inception.

+ The Fund commenced operations on 11/30/90. Class A Shares and Class B Shares were introduced on 5/8/96 and 5/7/96, respectively. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares. Additionally, annualized figures have been restated to reflect the initial 5.75% front-end sales charge that applies to the Fund's Class A Shares and 5% contingent deferred sales charge that applies to Class B Shares.

                                   Unaudited
                                About Your Fund


                       CHASE VISTA LARGE CAP EQUITY FUND

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                  CHASE VISTA LARGE CAP EQUITY FUND - CLASS I
                             AND ITS KEY BENCHMARKS


                               [GRAPHIC OMITTED]

                        [Plot Points for Graphic Omitted]

                Chase Vista     `
                Large Cap     Lipper Growth   S&P 500
                Equity Fund     Funds Avg.     Index
                -----------     ----------     -----
11/90           $ 10,000       $ 10,000       $ 10,000
 4/92             13,179         13,979         13,447
 4/94             15,115          1,661         16,421
 4/96             22,090         23,935         25,098
 4/30/98          37,647         37,409         44,288

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Large Cap Equity Fund, the Lipper Growth Funds Average and the Standard and Poor's 500 Index from November 30, 1990 to April 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The fund commenced operations on 11/30/90. Class A Shares and Class B Shares were introduced on 5/8/96 and 5/7/96, respectively. Investors should note that information presented for Class A and Class B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and Class B Shares. Additionally, annualized figures have been restated to reflect the initial 5.75% front-end sales charge (Class A Shares) and 5% contingent deferred sales charge (Class B Shares). Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Growth Funds Average represents thew average performance of a universe of 1006 actively managed growth funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited)

Shares      Issuer                              Value
----------- ----------------------------------------------
Long-Term Investments -- 94.3%
----------------------------------------------------------
            Common Stock -- 94.3%
            ---------------------
            Aerospace -- 1.3%
   20,000   General Dynamics Corp.              $  845,000
   15,000   United Technologies, Corp.           1,476,563
                                                ----------
                                                 2,321,563
                                                ----------
            Agricultural Production/Services -- 1.5%
   29,000   Case Corp.                           1,843,313
   16,000   Deere & Co.                            935,000
                                                ----------
                                                 2,778,313
                                                ----------
            Automotive -- 1.4%
   32,000   Ford Motor Co.                       1,466,000
   17,000   General Motors                       1,145,375
                                                ----------
                                                 2,611,375
                                                ----------
            Banking -- 5.5%
   16,000   BankAmerica Corp.                    1,360,000
   24,000   Comerica, Inc.                       1,606,500
   29,000   National City Corp.                  2,008,250
   22,000   NationsBank Corp.                    1,666,500
   40,000   Norwest Corp.                        1,587,500
   14,000   U.S. Bancorp                         1,778,000
                                                ----------
                                                10,006,750
                                                ----------
            Broadcasting -- 2.1%
   60,000   Comast Corp., Special Class A        2,148,750
   50,000   Tele-Communications, TCI Group,
            Class A*                             1,612,500
                                                ----------
                                                 3,761,250
                                                ----------
            Chemicals -- 2.0%
   29,000   Dow Chemical Co.                     2,803,938
   28,000   Morton International, Inc.             896,000
                                                ----------
                                                 3,699,938
                                                ----------
            Computer Software -- 1.9%
   60,012   Computer Associates International    3,514,453
                                                ----------
            Computers/Computer Hardware -- 8.0%
   29,000   Analog Devices, Inc.*                1,129,188
   40,000   Bay Networks, Inc.*                    937,500
   36,000   Compaq Computer Corp.*               1,010,250


                       See notes to financial statements.

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)



Shares       Issuer                           Value
--------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------
   15,000    Dell Computer Corp.*             $1,211,250
  100,000    EMC Corp.*                        4,612,500
   29,000    Gateway 2000 Inc.*                1,701,938
   38,000    Quantum Corp.*                      893,000
   11,800    Storage Technology Corp.*           996,363
   50,000    Sun Microsystems, Inc.*           2,059,375
                                              ----------
                                              14,551,364
                                              ----------
             Consumer Products -- 2.1%
   16,000    Colgate-Palmolive Co.             1,435,000
   65,000    Philip Morris Companies, Inc.     2,425,313
                                              ----------
                                               3,860,313
                                              ----------
             Diversified -- 1.8%
   75,000    Canadian Pacific, Ltd.            2,207,813
   18,000    Tyco International Ltd.             981,000
                                              ----------
                                               3,188,813
                                              ----------
             Electronics/Electrical Equipment -- 1.9%
   12,500    Intel Corp.                       1,010,156
   16,000    Linear Technology Corp.           1,288,000
   18,000    Texas Instruments                 1,153,125
                                              ----------
                                               3,451,281
                                              ----------
             Entertainment/Leisure -- 2.9%
   25,000    Carnival Corp., Class A           1,739,063
   23,000    Time Warner, Inc.                 1,805,500
   29,000    Viacom, Inc. Class B*             1,682,000
                                              ----------
                                               5,226,563
                                              ----------
             Financial Services -- 4.2%
   10,000    American Express Co.              1,020,000
   30,765    Associates First Capital Corp.    2,299,684
    8,000    Beneficial Corporation            1,043,000
   30,000    Morgan Stanley, Dean Witter,
             Discover and Co.                  2,366,250
   14,500    Travelers, Inc.                     887,219
                                              ----------
                                               7,616,153
                                              ----------
             Food/Beverage Products -- 4.3%
   60,000    PepsiCo., Inc.                    2,381,250
   35,000    Quaker Oats Co.                   1,820,000

                       See notes to financial statements.

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares      Issuer                             Value
---------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------
   12,000   Ralston-Ralston Purina Group       $1,272,000
   31,000   Unilever NV, ADR                    2,313,375
                                               ----------
                                                7,786,625
                                               ----------
            Health Care/Health Care Services -- 4.9%
   53,000   Columbia/HCA Healthcare Corp.       1,745,688
   14,000   Guidant Corp.                         936,250
   91,000   HEALTHSOUTH Corp.*                  2,747,062
   49,500   Tenet Healthcare Corp.*             1,853,156
   23,000   United Healthcare Corp.             1,615,750
                                               ----------
                                                8,897,906
                                               ----------
            Insurance -- 3.8%
   47,000   ACE, Ltd. #                         1,780,125
   29,000   Allstate Corp.                      2,791,250
   15,500   Equitable Companies, Inc.             951,313
   20,000   MGIC Investment Corp.               1,260,000
                                               ----------
                                                6,782,688
                                               ----------
            Manufacturing -- 3.5%
   25,000   Honeywell, Inc.                     2,328,125
   31,000   Ingersoll-Rand Co.                  1,427,937
   23,000   Johnson Controls                    1,365,625
   25,000   Parker Hannifin Corp.               1,115,625
                                               ----------
                                                6,237,312
                                               ----------
            Media/Advertising -- 0.8%
   30,000   Omnicom Group, Inc.                 1,421,250
                                               ----------
            Office/Business Equipment -- 1.8%
   29,000   Xerox Corp.                         3,291,500
                                               ----------
            Oil & Gas -- 9.1%
   29,000   Apache Corp.                        1,025,875
   21,000   Baker Hughes Inc.                     850,500
   11,000   British Petroleum PLC, ADR
            (United Kingdom)                    1,039,500
   29,000   Coastal Corp.                       2,071,688
   35,000   Dresser Industries, Inc.            1,850,625
   29,000   Mobil Corp.                         2,291,000
   25,000   Santa Fe International Corp.          979,687
   12,000   Schlumberger, Ltd.                    994,500
   35,000   Texaco, Inc.                        2,152,500


                       See notes to financial statements.

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares      Issuer                                  Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
   25,000   Tosco Corp.                             $  890,625
   36,500   USX-Marathon Group                       1,307,156
   30,100   Williams Companies, Inc.                   951,912
                                                    ----------
                                                    16,405,568
                                                    ----------
            Packaging -- 0.9%
   40,000   Owens-Illinois, Inc.*                    1,582,500
                                                    ----------
            Paper/Forest Products -- 1.5%
   17,500   Fort James Corporation                     868,437
   48,000   Willamette Industries, Inc.              1,863,000
                                                    ----------
                                                     2,731,437
                                                    ----------
            Pharmaceuticals -- 4.9%
   13,500   Bristol-Myers Squibb Co.                 1,429,312
   14,500   Pfizer, Inc.                             1,650,281
   51,000   Pharmacia & Upjohn, Inc.                 2,145,187
   25,000   Schering-Plough Corp.                    2,003,125
   27,000   SmithKline Beecham PLC, ADR
            (United Kingdom)                         1,608,187
                                                    ----------
                                                     8,836,092
                                                    ----------
            Printing & Publishing -- 1.7%
   25,000   Dun & Bradstreet Corp.                     887,500
   32,000   New York Times Company, Class A          2,270,000
                                                    ----------
                                                     3,157,500
                                                    ----------
            Real Estate Investment Trust -- 2.5%
   40,782   Equity Office Properties Trust           1,159,738
   18,000   Equity Residential Properties Trust        884,250
   40,000   Public Storage, Inc.                     1,230,000
   40,000   Security Capital Group Inc., Class B*    1,210,000
                                                    ----------
                                                     4,483,988
                                                    ----------
            Retailing -- 7.9%
   50,000   American Stores Co.                      1,200,000
   33,000   Costco Companies, Inc.*                  1,843,875
   20,000   CVS Corp.                                1,475,000
   21,000   Dayton-Hudson Corp.                      1,833,562
   40,000   Federated Department Stores*             1,967,500
   64,000   Kroger Co.*                              2,680,000

                       See notes to financial statements.

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares              Issuer                           Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
     50,000         Safeway, Inc.*                   $  1,912,500
     30,000         TJX Companies, Inc.                 1,327,500
                                                     ------------
                                                       14,239,937
                                                     ------------
                    Telecommunications -- 6.6%
     25,000         Airtouch Communications, Inc.*      1,328,125
     14,500         AT&T Corp.                            870,906
     23,000         Bell Atlantic Corp.                 2,151,937
     38,000         BellSouth Corp.                     2,439,125
     24,000         GTE Corp.                           1,402,500
     20,000         Sprint Corp.                        1,366,250
     57,000         WorldCom, Inc.*                     2,438,531
                                                     ------------
                                                       11,997,374
                                                     ------------
                    Toys & Games -- 0.8%
     35,000         Mattel, Inc.                        1,340,937
                                                     ------------
                    Utilities -- 2.7%
     34,000         CMS Energy Corp.                    1,485,375
     42,000         FPL Group Inc.                      2,606,625
     21,000         GPU, Inc.                             832,125
                                                     ------------
                                                        4,924,125
                                                     ============
                    Total Long-Term Investments       170,704,868
                    (Cost $128,562,664)
                    ---------------------------------------------
     Principal
      Amount
       (USD)
---------------------------------------------------------------------
Short-Term Investments -- 5.5%
---------------------------------------------------------------------
                    Time Deposit -- 5.5%
                    --------------------------------
 $9,859,000         Deutsche Bank AG (Germany)          9,859,000
                    (Cost $9,859,000)
                    --------------------------------
                    Total Investments -- 99.8%       $180,563,868
                    (Cost $138,421,664)
                    --------------------------------




                       See notes to financial statements.

                                   Unaudited
                                About Your Fund


                           CHASE VISTA BALANCED FUND

--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective:                    Capital Growth Plus Current Income
  Primary investments:          Stocks, Bonds and Convertibles
  Suggested investment
  time frame:                   Mid- to Long-Term
  Market benchmarks:            S&P 500 Index
                                Lehman Aggregate Bond Index
  Lipper Funds category:        Balanced Funds Average

                                Class A            Class B
                               ----------------   ---------------
  Inception date:               11/4/92            11/4/93
  Newspaper symbol:             Balance            Not listed

  As of April 30, 1998
  Net assets:                   $92.6 million      $21.1 million



PERFORMANCE
Chase Vista Balanced Fund had a total return of 11.45% for the six-month period ended April 30, 1998. This compares to a return of 11.46% for the Lipper Balanced Funds Average.

STRATEGY
Overweighted positions in industry groups that outperformed and favorable sector rotation in fixed-income securities were largely responsible for the Fund's investment results.

Early in the period, as the Asian crisis threatened to slow the global economy, the Fund's exposure to sectors typically unaffected by economic cycles, such as media and utilities, helped performance. The Fund also benefited from its overweighting, at the time, in bonds compared to stocks. Market weakness enabled the Fund to purchase quality stocks at attractive prices, many of which performed well later in the period. In early 1998, as concerns over the Asian crisis waned, the Fund enjoyed solid performance from its exposure to consumer cyclicals. The Fund's financial services stocks also rallied largely due to increased mergers within the sector.

In late 1997, the Fund benefited from its exposure to Yankee bonds and BBB-rated bonds, which recorded good performance versus other fixed-income sectors. The Fund's overweighted exposure to mortgage-backed securities also helped performance in early 1998, due to dissipating prepayment fears and stable interest rates.

                                   Unaudited
                                About Your Fund


                           CHASE VISTA BALANCED FUND

The Fund maintained a slightly longer-than-average duration throughout much of the period which contributed favorably to performance.

At the end of the reporting period, 55.4% of the Fund's assets was in stocks, 34.3% was in bonds and 10.3% was in cash and short-term paper.

OUTLOOK
The equity portion of the Fund is positioned to capitalize on what we believe will be an environment of slower economic growth due to the ongoing Asian crisis. Since a slower economy typically translates to lower interest rates, we expect to maintain a slightly higher-than-average duration within the fixed-income portion of the portfolio. Near-term, the Fund expects to maintain an overweighting in discount mortgages, single-A corporates and non-index securities.

                           CHASE VISTA BALANCED FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98


                               [GRAPHIC OMITTED]

Cash/Other          0.8%
Investments        99.2%


                           CHASE VISTA BALANCED FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 4/30/98


                               [GRAPHIC OMITTED]

Basic Industry                4.7%
Capital Goods                 8.6%
Consumer Cyclicals            7.0%
Consumer Staples              4.0%
Energy                        6.4%
Financial                    40.3%
Health Care                   6.7%
Technology                    9.9%
Transportation                1.8%
Utilities                     3.8%
REITs                         4.4%
Other                         2.4%

                                   Unaudited
                                About Your Fund


                           CHASE VISTA BALANCED FUND

--------------------------------------------------------------------------------

                         TOP 10 HOLDINGS AS OF 4/30/98

Company
-----------------------------------------------------
  Deutsche Bank AG (Germany)*                  10.48%
  U.S. Treasury Note*                           2.25%
  Texas Utilities Electric, Capital V  *        1.81%
  Termoemcali Funding Corp.*                    1.58%
  Federal Home Loan Mortgage Corp.*             1.42%
  U.S. Treasury Note*                           1.32%
  Centra Gas (Colombia)*                        1.31%
  EMC Corp.                                     1.26%
  International Business Machines, Co  rp.*     1.01%
  U.S. Treasury Note*                           0.97%

Top 10 holdings comprised 23.41% of Fund's market value of investments. Fund holdings are subject to change at any time. *A non-equity security holding.




--------------------------------------------------------------------------------

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

                                       Without             With
  Class A Shares                     Sales Charge      Sales Charge
  --------------                     ------------      ------------
  One Year                            27.28%            19.96%
  Five Years                          15.20%            13.84%
  Since Inception (11/4/92)           15.70%            14.46%

  Class B Shares                    Without CDSC       With CDSC*
  --------------                    ------------       ----------
  One Year                            26.26%            21.26%
  Five Years                          14.42%            14.19%
  Since Inception (11/4/92)  +        14.99%            14.89%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Sales Charge on Class A Shares is 5.75%.

* Assumes 5% CDSC for the one year period, and a 2% CDSC for the period since inception.

+ The Fund commenced operations on 11/4/92. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares. Additionally, annualized figures have been restated to reflect the initial 5% contingent deferred sales charge that applies to the Fund's B Shares.

                                   Unaudited
                                About Your Fund


                           CHASE VISTA BALANCED FUND

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                      CHASE VISTA BALANCED FUND - CLASS A
                             AND ITS KEY BENCHMARKS


                               [GRAPHICS OMITTED]

                        [Plot Points for Graphic Omitted]

                                                S&P 500 Index
            Chase Vista     Lipper Balanced    Lehman Aggregate
            Balanced Fund     Funds Avg.         Bond Index
            -------------     ----------         ----------
11/92        $ 10,000        $ 10,000            $ 10,000
 4/94          11,175          11,228              10,781
 4/96          14,567          17,161              12,590
4/30/98        20,573          30,281              14,928

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista Balanced Fund, the Lipper Balanced Funds Average, the S&P 500 Index and the Lehman Aggregate Bond Index from November 4, 1992 to April 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Balanced Funds Average represents the average performance of a universe of 405 actively managed balanced funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-backed Securities Index and includes U.S. Treasury and agency issues and corporate and mortgage-backed bonds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited)

Shares      Issuer                                    Value
---------------------------------------------------------------
Long-Term Investments -- 89.3%
---------------------------------------------------------------
            Common Stock -- 55.2%
            -----------------------------------------
            Agricultural Production/Services -- 0.2%
   7,000    Universal Corporation                     $ 262,062
                                                      ---------
            Aerospace -- 1.4%
   8,100    Precision Castparts Corp.                   503,213
   8,200    Sundstrand Corp.                            566,313
   5,000    United Technologies, Corp.                  492,188
                                                      ---------
                                                      1,561,714
                                                      ---------
            Agricultural Production/Services -- 0.7%
  12,500    Case Corp.                                  794,531
                                                      ---------
            Automotive -- 1.2%
   9,000    Ford Motor Co.                              412,313
   5,500    General Motors                              370,563
  10,200    Lear Corp.*                                 546,338
                                                      ---------
                                                      1,329,214
                                                      ---------
            Banking -- 3.5%
   8,000    BankAmerica Corp.                           680,000
   6,600    Cullen/Frost Bankers, Inc.                  386,100
   5,500    National City Corp.                         380,875
   6,000    NationsBank Corp.                           454,500
  16,500    Southwest Bancorp of Texas*                 660,000
   5,500    U.S. Bancorp                                698,500
  14,000    Zions Bancorporation                        715,750
                                                      ---------
                                                      3,975,725
                                                      ---------
            Broadcasting -- 1.5%
  13,765    CBS Corp.                                   490,378
  12,375    Tele-Communications, Inc., Liberty
            Media Group, Class A*                       410,695
  24,000    Tele-Communications, TCI Group,
            Class A*                                    774,000
                                                      ---------
                                                      1,675,073
                                                      ---------
            Chemicals -- 1.2%
  14,000    Crompton & Knowles Corporation              419,125
   7,600    Dow Chemical Co.                            734,825
   8,200    The Carbide/Graphite Group, Inc.*           264,450
                                                      ---------
                                                      1,418,400
                                                      ---------

                         See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares      Issuer                              Value
---------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------
            Computer Networks -- 0.6%
  10,500    Bay Networks, Inc.*                 $ 246,094
   5,650    Cisco Systems, Inc.*                  413,863
                                                ---------
                                                  659,957
                                                ---------
            Computer Software -- 1.7%
   7,000    At Home Corp., Ser . A*               233,188
   7,500    Autodesk, Inc.                        352,500
  18,637    Computer Associates International   1,091,429
  11,000    Symantec Corp.*                       319,000
                                                ---------
                                                1,996,117
                                                ---------
            Computers/Computer Hardware -- 2.9%
  14,000    Compaq Computer Corp.*                392,875
  31,000    EMC Corp.*                          1,429,875
   4,000    International Business Machines
            Corp.                                 463,500
  10,000    Quantum Corp.*                        235,000
  18,900    Sun Microsystems, Inc.*               778,444
                                                ---------
                                                3,299,694
                                                ---------
            Consumer Products -- 1.3%
   7,600    Colgate-Palmolive Co.                 681,625
  20,000    Philip Morris Companies, Inc.         746,250
                                                ---------
                                                1,427,875
                                                ---------
            Diversified -- 0.4%
  16,000    Canadian Pacific, Ltd.                471,000
                                                ---------
            Electronics/Electrical Equipment -- 1.1%
   6,000    Linear Technology Corp.               483,000
   7,000    Teleflex, Inc.                        297,500
   7,200    Texas Instruments                     461,250
                                                ---------
                                                1,241,750
                                                ---------
            Entertainment/Leisure -- 1.1%
   9,000    Carnival Corp., Class A               626,063
   8,000    Time Warner, Inc.                     628,000
                                                ---------
                                                1,254,063
                                                ---------
            Financial Services -- 1.5%
   5,820    Associates First Capital Corp.        435,045


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares      Issuer                                  Value
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
  13,000    Morgan Stanley, Dean Witter,
            Discover and Co.                      $1,025,375
   9,300    Waddell & Reed Financial, Inc.           230,175
                                                  ----------
                                                   1,690,595
                                                  ----------
            Food/Beverage Products -- 2.4%
  19,500    PepsiCo., Inc.                           773,906
   9,000    Quaker Oats Co.                          468,000
   4,300    Ralston-Ralston Purina Group             455,800
  19,700    Suiza Foods Corporation*                 561,450
   6,800    Unilever NV, ADR                         507,450
                                                  ----------
                                                   2,766,606
                                                  ----------
            Health Care/Health Care Services -- 3.2%
  20,000    Columbia/HCA Healthcare Corp.            658,750
   5,000    Guidant Corp.                            334,375

  29,000    HEALTHSOUTH Corp.*                       875,438
   9,500    Integrated Health Services, Inc.         366,344
  14,200    Tenet Healthcare Corp.*                  531,613
   7,700    Universal Health Services, Inc.,
            Class B*                                 443,231
   5,500    Wellpoint Health Networks, Inc.*         396,688
                                                  ----------
                                                   3,606,439
                                                  ----------
            Insurance -- 2.9%
  11,000    ACE, Ltd. #                              416,625
   8,700    Allstate Corp.                           837,375
  11,500    Equitable Companies, Inc.                705,813
   6,500    MGIC Investment Corp.                    409,500
  14,500    Nationwide Financial Services, Inc.,
            Class A                                  628,938
   5,500    Orion Capital Corp.                      306,625
                                                  ----------
                                                   3,304,876
                                                  ----------
            Manufacturing -- 2.5%
  17,000    Ingersoll-Rand Co.                       783,063
  10,000    Johnson Controls                         593,750
   5,800    Kennametal Inc.                          309,213
  10,500    Parker Hannifin Corp.                    468,563
   5,600    Pentair, Inc.                            242,200
  11,500    United Dominion Industries, Ltd.         393,156
                                                  ----------
                                                   2,789,945
                                                  ----------

                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares      Issuer                              Value
---------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------
            Media/Advertising -- 0.4%
  10,600    Omnicom Group, Inc.                 $ 502,175
                                                ---------
            Metals/Mining -- 0.4%
   6,000    Aluminum Co. of America (ALCOA)       465,000
                                                ---------
            Office/Business Equipment -- 0.9%
   9,000    Xerox Corp.                         1,021,500
                                                ---------
            Oil & Gas -- 5.0%
   7,500    Baker Hughes Inc.                     303,750
  13,000    BJ Services Co.*                      487,500
   6,300    British Petroleum PLC, ADR (United
            Kingdom)                              595,350
   9,600    Coastal Corp.                         685,800
   8,000    Dresser Industries, Inc.              423,000
   9,000    Exxon Corp.                           656,437
   8,000    Halliburton Company                   440,000
   8,700    Mobil Corp.                           687,300
  10,800    Texaco, Inc.                          664,200
   8,500    Ultramar Diamond Shamrock Corp.       274,656
  16,500    Williams Companies, Inc.              521,812
                                                ---------
                                                5,739,805
                                                ---------
            Packaging -- 0.5%
  14,000    Owens-Illinois, Inc.*                 553,875
                                                ---------
            Paper/Forest Products -- 0.4%
  12,200    Willamette Industries, Inc.           473,512
                                                ---------
            Pharmaceuticals -- 2.4%
   6,000    Bristol-Myers Squibb Co.              635,250
  16,000    Pharmacia & Upjohn, Inc.              673,000
   9,400    Schering-Plough Corp.                 753,175
  12,000    SmithKline Beecham PLC, ADR           714,750
                                                ---------
                                                2,776,175
                                                ---------
            Printing & Publishing -- 1.0%
  11,000    Dun & Bradstreet Corp.                390,500
  10,000    New York Times Company, Class A       709,375
                                                ---------
                                                1,099,875
                                                ---------


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares      Issuer                                Value
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
            Real Estate Investment Trust -- 3.9%
  30,000    AMB Property Corp.                    $  690,000
  50,000    Beacon Capital Partners #*             1,000,000
  15,000    Boston Properties, Inc.*                 495,937
  21,000    Brandywine Realty Trust                  477,750
  12,968    Equity Office Properties Trust           368,777
  15,000    Kilroy Realty Corp.                      397,500
  20,800    Public Storage, Inc.                     639,600
  10,000    Spieker Properties, Inc.                 396,250
                                                  ----------
                                                   4,465,814
                                                  ----------
            Retailing -- 3.6%
  17,700    Costco Companies, Inc.*                  988,987
   8,000    CVS Corp.                                590,000
  16,000    Federated Department Stores*             787,000
  19,700    Kroger Co.*                              824,937
   9,000    Office Depot, Inc.*                      298,125
  17,200    Safeway, Inc.*                           657,900
                                                  ----------
                                                   4,146,949
                                                  ----------
            Telecommunications -- 3.8%
   8,000    Bell Atlantic Corp.                      748,500
  12,500    BellSouth Corp.                          802,344
   6,100    GTE Corp.                                356,469
  15,000    NEXTLINK Communications, Inc.,
            Class A*                                 450,000
  14,000    Qwest Communications International
            Inc.*                                    539,875
  10,584    Sprint Corp.                             723,020
  16,000    WorldCom, Inc.                           684,500
                                                  ----------
                                                   4,304,708
                                                  ----------
            Utilities -- 1.6%
   9,000    CMS Energy Corp.                         393,187
  10,100    FPL Group Inc.                           626,831
  11,500    LG&E Energy Corporation                  304,750
  10,000    Pinnacle West Capital Corp.              442,500
                                                  ----------
                                                   1,767,268
                                                  ----------
            Total Common Stock                    62,842,292
            (Cost $45,379,638)                    ----------

                         See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


Shares              Issuer                                  Value
---------------------------------------------------------------------
Long-Term Investments -- 1.1%
---------------------------------------------------------------------
                    Convertible Preferred Stock -- 1.1%
                    -----------------------------------
                    Financial Services -- 0.1%
        2,000       American General Delaware,
                    $3.00, Ser. A                           $ 170,000
                                                            ---------
                    Food/Beverage Products -- 0.3%
        7,000       Suiza Capital Trust #, 5.5%               343,000
                                                            ---------
                    Health Care/Healthcare Services -- 0.2%
       10,000       Sun Financing Inc., 7%                    262,500
                                                            ---------
                    Oil & Gas -- 0.1%
        6,500       Enron Corp., 6.25% , 12/13/98,
                    ACES                                      139,750
                                                            ---------
                    Utilities -- 0.4%
        6,000       Houston Industries, Inc., 7.00%           416,250
                                                            ---------
                    Total Convertible Preferred Stock       1,331,500
                    (Cost $1,117,000)                       ---------
     Principal
       Amount
       (USD)
                    Convertible Corporate Notes & Bonds -- 1.9%
                    -------------------------------------------
                    Computer Software -- 0.2%
    $ 250,000       Tecnomatix Technologies, Ltd., #
                    (Israel) 5.25%, 08/15/04                  220,000
                                                            ---------
                    Computers/Computer Hardware -- 0.4%
      100,000       EMC Corp., # 3.25%, 03/15/02              211,250
      150,000       SCI Systems Inc., 5.00%,
                    05/11/06                                  265,221
                                                            ---------
                                                              476,471
                                                            ---------
                    Environmental Services -- 0.3%
      250,000       USA Waste Services Inc., 4.00%,
                    02/01/02                                  308,282
                                                            ---------
                    Health Care/Health Care Services -- 0.8%
      300,000       Assisted Living Concepts Inc., 5.63%,
                    05/01/03#                                 286,875


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
   Amount
    (USD)    Issuer                                 Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
$ 400,000    Assisted Living Concepts Inc., 6.00%,
             11/01/02#                              $ 417,776
  150,000    Sterling House, 6.75%, 06/30/06          262,500
                                                    ---------
                                                      967,151
                                                    ---------
             Manufacturing -- 0.2%
  150,000    Tower Automotive, Inc., 5.00%,
             08/01/04                                 179,250
                                                    ---------
             Total Convertible Corporate
             Notes & Bonds                          2,151,154
             (Cost $1,750,000)                      ---------

             Corporate Notes & Bonds -- 14.2%
             --------------------------------

             Aerospace -- 0.5%
  500,000    Lockheed Martin Corp., 7.45%,
             06/15/04                                 524,525
                                                    ---------
             Airlines -- 1.8%
  438,729    American Airlines, 9.71%,
             01/30/07                                 499,321
  474,463    Continental Airlines, Inc., 10.22%,
             07/02/14                                 572,914
  750,000    Delta Air Lines, 10.06%, 01/02/16        938,437
                                                    ---------
                                                    2,010,672
                                                    ---------
             Banking -- 1.0%
  500,000    BankAmerica Corp., 10.00%,
             02/01/03                                 573,905
  600,000    First Union Corporation, 6.40%,
             04/01/08                                 596,502
                                                    ---------
                                                    1,170,407
                                                    ---------
             Computers/Computer Hardware -- 1.0%
1,100,000    International Business Machines
             Corp., 7.13%, 12/01/96                 1,145,375
                                                    ---------
             Construction/Transportation -- 0.5%
  600,000    Zhuhai Highway Co., Ltd., 9.125%,
             Yankee, Ser. A, # (China) 9.13%,
             07/01/06                                 585,540
                                                    ---------

                         See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
   Amount
    (USD)    Issuer                                 Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
             Entertainment/Leisure -- 0.5%
$ 500,000    Time Warner Inc., 7.75%, 06/15/05      $  530,190
                                                    ----------
             Financial Services -- 4.0%
  120,000    Corp Andina de Fomento,
             (Venezuela) 7.38%, 07/21/00               122,363
1,000,000    First Citizens Financial Corporation,
             Capital Trust Ser. I, 8.05%,
             03/01/28#                               1,007,500
  400,000    Ford Capital BV, 9.00%, 08/15/98          403,332
             Lehman Brothers Holding, Inc.,
  250,000    8.80%, 03/01/15                           293,862
1,000,000    6.50%, 04/15/08                          990,600
1,750,000    Termoemcali Funding Corp., #
             10.13%, 12/15/14                        1,789,357
                                                    ----------
                                                     4,607,014
                                                    ----------
             Industrial Components -- 0.9%
1,000,000    Raytheon Corp., 5.95%, 03/15/01           996,440
                                                    ----------
             Oil & Gas -- 1.3%
1,447,902    CentraGas, # (Columbia), 10.65%,
             12/01/10                                1,487,720
                                                    ----------
             Real Estate Investment Trust -- 0.5%
  500,000    Simon Debartolo Group, 7.13%,
             09/20/07                                  509,339
                                                    ----------
             Retail -- 0.4%
  500,000    Dayton Hudson Co., 5.90%,
             06/15/37                                  506,875
                                                    ----------
             Utilities -- 1.8%
2,000,000    Texas Utilities Electric, Capital V,
             8.18%, 01/30/37                         2,052,160
                                                    ----------
             Total Corporate Notes & Bonds          16,126,257
             (Cost $16,307,535)                     ----------


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)     Issuer                                Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
               Mortgage Backed Securities -- 4.4%
               -------------------------------------
               Mortgage Backed Pass Thru
               Securities -- 2.7%
$ 1,021,605    Federal Home Loan Mortgage Corp.,
               Gold, Pool G10597, 6.50%,
               08/01/10                              $1,029,410
    643,602    Federal Home Loan Mortgage Corp.,
               Gold, Pool A01717, 12.00%,
               06/01/17                                 742,955
    601,510    Federal National Mortgage
               Association, Pool 100156, 12.50%,
               06/15/19                                 709,457
    596,057    Government National Mortgage
               Association, Pool 780508, 8.00%,
               11/15/24                                 623,064
                                                     ----------
                                                      3,104,886
                                                     ----------
               Commercial Backed Securities -- 1.7%
     84,414    Blackrock Capital Finance L.P., Ser.
               1996-C2, Class A, # 7.64%,
               11/16/26                                  84,414
    750,000    DLJ Mortgage Acceptance Corp., Ser.
               1997-CF2, Class A1B, 6.82%,
               09/15/07#                                770,625
  1,000,000    Nomura Asset Securities Corp., Ser.
               1996-MD5, Class A1B, 7.12%,
               04/13/36                               1,042,500
                                                     ----------
                                                      1,897,539
                                                     ----------
               Total Mortgage Backed Securities       5,002,425
               (Cost $4,953,602)                     ----------

               Collateralized Mortgage Obligations -- 3.1%
               -------------------------------------------
  1,569,150    Federal Home Loan Mortgage Corp.,
               Ser. 77, Class G, 8.50%, 01/15/20      1,613,275
  1,000,000    Federal Home Loan Mortgage Corp.,
               Ser. 1759, Class BC, 7.60%,
               04/15/16                               1,004,060

                         See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

  Principal
   Amount
    (USD)    Issuer                               Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
$ 500,000    Federal Home Loan Mortgage Corp.,
             Ser. 1985, Class PB, 6.25%,
             08/17/12                             $ 499,414
  448,716    Federal National Mortgage
             Association, Ser. 1997-17, Class A,
             7.25%, 04/18/24                        454,107
                                                  ---------
             Total Collateralized Mortgage
             Obligations                          3,570,856
             (Cost $3,575,463)                    ---------

             Asset Backed Securities -- 1.3%
             -------------------------------
  500,000    Alliance Capital Funding, LLC,
             5.84%, 02/15/10#                       514,375
  500,000    Citibank Credit Card Master Trust,
             Ser. 1998 -- 2A, 6.05%, 01/15/10       487,497
  461,912    Mid-State Trust, Ser. 6, Class A4,
             7.79%, 07/01/35                        468,264
                                                  ---------
             Total Asset Backed Securities        1,470,136
             (Cost $1,466,945)                    ---------

             U. S. Government Agency Obligations -- 0.9%
             -------------------------------------------
1,000,000    Federal Home Loan Mortgage Corp.,
             5.75%, 02/15/08                        982,190
             (Cost $996,649)                      ---------

             U. S. Treasury Securities -- 7.2%
             ------------------------------------
             U. S. Treasury Bonds and Notes,
1,500,000    5.63%, 12/31/99                      1,501,170
2,500,000    6.13%, 11/15/27                      2,557,800
  800,000    6.50%, 05/31/02                        823,624
  250,000    7.00%, 07/15/06                        269,765
  250,000    7.13%, 02/15/23                        284,452
1,000,000    7.50%, 02/15/05                      1,097,810
  700,000    7.75%, 11/30/99                        722,638
  700,000    8.75%, 08/15/20                        930,237
                                                  ---------


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


   Principal
    Amount
     (USD)     Issuer                           Value
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
               Total U.S. Treasury Securities   $  8,187,496
               (Cost $8,115,014)
               =============================================
               Total Long-Term Investments       101,664,306
               (Cost $83,661,846)
               =============================================
Short-Term Investments -- 10.4%
------------------------------------------------------------
               Time Deposit -- 10.4%
               ---------------------
$11,902,000    Deutsche Bank AG (Germany)         11,902,000
               (Cost $11,902,000)
------------------------------------------------------------
               Total Investments -- 99.7%       $113,566,306
               (Cost $95,563,846)
------------------------------------------------------------



Index
* -- Non-income producing security.

# -- Security may only be sold to qualified institutional buyers.

(t) -- All or a portion of this security is pledged to cover financial futures contracts.

ADR -- American Depository Receipt.

ACES -- Automatic Common Exchange Securities.



                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities April 30, 1998 (unaudited)
--------------------------------------------------------------------------------


                                                  Small Cap          Large Cap
                                                    Equity             Equity           Balanced
                                                     Fund               Fund              Fund
                                               ---------------   -----------------   ------------
ASSETS:
  Investment securities, at value (Note 1)      $632,340,202     $180,563,868       $113,566,306
  Cash .....................................          28,137              677                  4
  Receivables:
   Investment securities sold ..............       6,437,616          381,766                 --
   Variation margin ........................         225,000               --                 --
   Interest and dividends ..................         184,740          147,886            648,223
   Fund shares sold ........................       1,536,927          214,491            253,394
  Other assets .............................          22,671            2,616              1,857
                                                ------------     ------------        ------------
     Total assets ..........................     640,775,293      181,311,304        114,469,784
                                                ------------     ------------        ------------
LIABILITIES
  Payables:
   Investment securities purchased .........         357,250               --            250,000
   Trust shares redeemed ...................         555,571           96,268            118,755
  Accrued liabilities: (Note 2)
   Administration fees .....................          52,903            7,446             13,925
   Distribution fees .......................         107,500           15,143             31,842
   Investment advisory fees ................         343,872               --             46,418
   Shareholder servicing fees ..............          93,707           37,233             10,362
   Custodian ...............................          34,777            3,798             12,272
   Other ...................................         277,079          197,022            117,515
                                                ------------     ------------        ------------
     Total Liabilities .....................       1,822,659          356,910            601,089
                                                ------------     ------------        ------------
NET ASSETS:
  Paid in capital ..........................     433,729,078      124,362,424         89,453,412
  Accumulated undistributed net
   investment income (loss) ................      (1,066,422)         180,240             80,442
  Accumulated undistributed net
   realized gain on investment
   transactions ............................      46,595,201       14,269,526          6,332,381
  Net unrealized appreciation of
   investments and futures .................     159,694,777       42,142,204         18,002,460
                                                ------------     ------------        ------------
   Total Net Assets ........................    $638,952,634     $180,954,394       $113,868,695
                                                ============     ============        ============
  Shares Outstanding:
   Class A Shares ..........................       6,928,798        3,326,956          5,836,949
   Class B Shares ..........................       4,420,218          475,099          1,351,365
   Class I Shares ..........................      13,193,237        7,772,853                 --
  Net Asset Value:
   Class A Shares (and redemption
   price) ..................................    $      26.03     $      15.60        $     15.89
   Class B Shares* .........................    $      25.50     $      15.53        $     15.64
   Class I Shares ..........................    $      26.22     $      15.65                 --
  Class A Maximum Public Offering
   Price Per Share
   (net asset value plus 4.75%, 4.75%
   and 4.50%, respectively, of net asset
   value per share) ........................    $      27.33     $      16.38        $     16.64
                                                ============     ============        ============
  Cost of Investments ......................    $472,877,520     $138,421,664        $95,563,846
                                                ============     ============        ============

--------------
*Redemptions may be subject to contingent deferred sales charge. See notes to financial statements.



                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the six months ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------



                                               Small Cap         Large Cap
                                                 Equity            Equity         Balanced
                                                  Fund              Fund            Fund
                                            ---------------   ---------------   ------------
INVESTMENT INCOME:
  Dividend ..............................   $ 1,475,189        $ 1,080,145       $   429,099
  Interest ..............................     1,478,934            297,367         1,666,773
  Foreign taxes withheld ................        (5,939)            (7,882)           (2,264)
                                            -----------        -----------       -----------
   Total investment income ..............     2,948,184          1,369,630         2,093,608
                                            -----------        -----------       -----------
EXPENSES: (Note 2)
  Administration fees ...................       444,100            124,191            81,911
  Distribution fees .....................       601,034             81,955           181,417
  Investment Advisory fees ..............     1,923,428            330,743           273,036
  Shareholder servicing fees ............       564,556            206,714           136,518
  Custodian fees ........................        67,796             29,969            42,786
  Printing and postage ..................        39,535             14,054             8,261
  Professional fees .....................        24,576             20,262            16,514
  Registration costs ....................        39,238             30,602            19,835
  Transfer agent fees ...................       325,865             71,228            69,066
  Trustees fees and expenses ............        14,796              4,135             2,730
  Other .................................        21,655             31,099             3,543
                                            -----------        -----------       -----------
    Total expenses ......................     4,066,579            944,952           835,617
                                            -----------        -----------       -----------
Less amounts waived (Note 2E) ...........        46,935            413,428            90,531
                                            -----------        -----------       -----------
  Net expenses ..........................     4,019,644            531,524           745,086
                                            -----------        -----------       -----------

  Net investment income (loss) ..........    (1,071,460)           838,106         1,348,522
                                            -----------        -----------       -----------
REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain on:
  Investments ...........................    45,474,480         14,303,676         6,354,165
  Futures transactions ..................       603,894                 --                --
Change in net unrealized appreciation on:
   Investments ..........................    31,491,390         13,560,936         4,227,733
   Futures transactions .................       812,902                 --                --
                                            -----------        -----------       -----------
Net realized and unrealized gain on
 investments ............................    78,382,666         27,864,612        10,581,898
                                            -----------        -----------       -----------
Net increase in net assets from
 operations .............................   $77,311,206        $28,702,718       $11,930,420
                                            ===========        ===========       ===========



                       See notes to financial statements.

--------------------------------------------------------------------------------


                               Chase Vista Funds
    Statement of Changes in Net Assets For the periods indicated (unaudited)

                                                                               Small Cap
                                                                              Equity Fund
                                                                    --------------------------------
                                                                        11/01/97           Year
                                                                         Through          Ended
                                                                        04/30/98         10/31/97
                                                                    ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) .....................................  $  (1,071,460)   $   (930,390)
 Net realized gain on investments and futures transactions ........     46,078,374      16,868,259
 Change in net unrealized appreciation on investments and
  futures .........................................................     32,304,292      88,223,008
                                                                     -------------    ------------
 Increase in net assets from operations ...........................     77,311,206     104,160,877
                                                                     -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1I):
 Net investment income ............................................           (532)           (742)
 Net realized gain on investment transactions .....................    (15,818,563)     (4,228,732)
                                                                     -------------    ------------
 Total dividends and distributions ................................    (15,819,095)     (4,229,474)
                                                                     -------------    ------------
 Increase (decrease) from capital share transactions (Note 5) .....     (4,000,407)    212,503,094
                                                                     -------------    ------------
  Total increase in net assets ....................................     57,491,704     312,434,497

NET ASSETS:
 Beginning of period ..............................................    581,460,930     269,026,433
                                                                     -------------    ------------
 End of period ....................................................  $ 638,952,634    $581,460,930
                                                                     =============    ============



                                                                               Large Cap
                                                                              Equity Fund
                                                                    --------------------------------
                                                                        11/01/97           Year
                                                                         Through          Ended
                                                                        04/30/98         10/31/97
                                                                    ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) .....................................  $     838,106    $   1,430,147
 Net realized gain on investments and futures transactions ........     14,303,676       17,625,501
 Change in net unrealized appreciation on investments and
  futures .........................................................     13,560,936       11,620,756
                                                                     -------------    -------------
 Increase in net assets from operations ...........................     28,702,718       30,676,404
                                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1I):
 Net investment income ............................................       (836,189)      (1,448,243)
 Net realized gain on investment transactions .....................    (17,523,529)     (15,240,116)
                                                                     -------------    -------------
 Total dividends and distributions ................................    (18,359,718)     (16,688,359)
                                                                     -------------    -------------
 Increase (decrease) from capital share transactions (Note 5) .....     14,778,667       34,165,364
                                                                     -------------    -------------
  Total increase in net assets ....................................     25,121,667       48,153,409

NET ASSETS:
 Beginning of period ..............................................    155,832,727      107,679,318
                                                                     -------------    -------------
 End of period ....................................................  $ 180,954,394    $ 155,832,727
                                                                     =============    =============



                                                                                        Balanced Fund
                                                                           ----------------------------------
                                                                               11/01/97             Year
                                                                               Through             Ended
                                                                               04/30/98           10/31/97
                                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) .....................................         $  1,348,522       $  2,362,950
 Net realized gain on investments and futures transactions ........            6,354,165          6,918,152
 Change in net unrealized appreciation on investments and
  futures .........................................................            4,227,733          6,945,972
                                                                            ------------       ------------
 Increase in net assets from operations ...........................           11,930,420         16,227,074
                                                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1I):
 Net investment income ............................................           (1,445,310)        (2,286,310)
 Net realized gain on investment transactions .....................           (6,829,330)        (3,997,114)
                                                                            ------------       ------------
 Total dividends and distributions ................................           (8,274,640)        (6,283,424)
                                                                            ------------       ------------
 Increase (decrease) from capital share transactions (Note 5) .....            1,800,675         33,498,944
                                                                            ------------       ------------
  Total increase in net assets ....................................            5,456,455         43,442,594

NET ASSETS:
 Beginning of period ..............................................          108,412,240         64,969,646
                                                                            ------------       ------------
 End of period ....................................................         $113,868,695       $108,412,240
                                                                            ============       ============

                        See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Small Cap Equity Fund ("CVSCEF"), Large Cap Equity Fund ("CVLCEF") (formerly Vista Equity Fund) and Balanced Fund ("CVBAL"), collectively, the "Funds", are separate series of The Trust. The Funds offer various classes of shares as follows:


Fund       Classes Offered
--------   --------------------------------
CVSCEF     Class A, Class B, Institutional
CVLCEF     Class A, Class B, Institutional
CVBAL      Class A, Class B

Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan. No sales charges are assessed with respect to the Institutional Class ("Class I").

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of the valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at a time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   The Funds invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase. Use of long futures contracts subject the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts as shown in the Portfolio of Investments at April 30, 1998.

   The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   D. Written options -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

   The CVSCEF may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the Inception of the contract.

   As of April 30, 1998 CVSCEF had no outstanding written options.

   E. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   F. Dollar rolls -- CVBAL enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. Income is recognized over the duration of the roll transaction.

   G. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

   H. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   I. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   J. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or the "Advisor") acts as the Investment Advisor to the CVSCEF, CVLCEF, and CVBAL. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.50% for CVBAL, 0.65% for CVSCEF and 0.40% for CVLCEF of the average daily net assets. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.E below.

   Chase Asset Management Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of CVLCEF; 0.25% of CVBAL; and 0.30% of CVSCEF's of average daily net assets.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agents receive a fee that is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of each of the classes of the funds with the exception of the Class A Shares of the CVSCEF. The CVSCEF is charged a fee from non-affiliated shareholder servicing agents not to exceed 0.25% of the net assets of the Class. For the six months ended April 30, 1998, Chase's Shareholder Servicing charges amounted to: CVSCEF: $535,712, CVLCEF:
   $206,714 and CVBAL: $136,518; before waivers.

   The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B for the CVSCEF, CVLCEF, and CVBAL in accordance with Rule 12b-1 under the 1940 Act. There is no Distribution Plan for the Institutional Classes. The Class A Distribution Plans provide that each Fund shall pay distribution fees, including payments

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B Shares for distribution services.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from CVSCEF, CVLCEF and CVBAL a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets.

   The Administrator voluntarily waived a portion of their fees as outlined in
   Note 2.E. below.

   E. Waivers of fees -- For the six months ended April 30, 1998, the Investment Advisor, Shareholder Servicing Agent and Administrator voluntarily waived fees for each of the Funds as follows:


Fee                                    CVSCEF        CVLCEF        CVBAL
----------------------------------   ----------   -----------   ----------
   Investment Advisory ...........        --      $330,743           --
   Shareholder servicing .........   $46,935            --      $90,531
   Administration ................        --        82,685           --
                                     -------      --------      -------
    Total ........................   $46,935      $413,428      $90,531
                                     -------      --------      -------

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds.

   Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- For the six months ended April 30, 1998, purchases and sales of investments (excluding short-term investments) were as follows:


                                             CVSCEF           CVLCEF            CVBAL
                                        ---------------   --------------   --------------
Purchases (excluding
 U.S. Government) ...................   $172,281,697      $59,389,486      $23,124,822
Sales (excluding
 U.S. Government) ...................    181,497,158       57,867,453       24,312,994
Purchases of U.S.Government .........             --               --        9,646,903
Sales of U.S. Government ............             --               --       13,431,697

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1998 are as follows.


                                               CVSCEF            CVLCEF            CVBAL
                                          ---------------   ---------------   --------------
Aggregate cost ........................   $472,877,520      $138,421,664       $95,563,846
                                          ------------      ------------       -----------
Gross unrealized appreciation .........   $174,189,414      $ 43,895,703       $18,988,570
Gross unrealized depreciation .........    (14,726,732)      (1,753,501)          (986,110)
                                          ------------      ------------       -----------
Net unrealized appreciation ...........   $159,462,682      $ 42,142,204       $18,002,460
                                          ============      ============       ===========

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:



                                                      Small Cap Equity Fund
                                ----------------------------------------------------------------
                                           11/01/97
                                            Through                         Year Ended
                                            04/30/98                     October 31, 1997
                                -------------------------------- -------------------------------
                                    Amount           Shares           Amount           Shares
                                -------------    -------------    -------------    -------------
              Class A
Shares sold ..................  $  26,747,037        1,120,583    $ 105,674,550        5,216,718
Shares issued in reinvestment
 of distributions ............      3,929,280          178,929        1,890,293           94,657
Shares redeemed ..............    (41,559,810)      (1,752,217)    (112,944,625)      (5,475,143)
                                -------------    -------------    -------------    -------------
Net increase (decrease) in
 Trust shares outstanding ....  $ (10,883,493)        (452,705)   $  (5,379,782)        (163,768)
                                =============    =============    =============    =============


                                                   Small Cap Equity Fund
                                ------------------------------------------------------------
                                       11/01/97
                                        Through                          Year Ended
                                        04/30/98                       October 31, 1997
                                ------------------------------------------------------------
                                   Amount          Shares          Amount          Shares
                                ------------    ------------    ------------    ------------
              Class B
Shares sold ..................  $  5,499,236         231,745    $ 25,800,141       1,293,773
Shares issued in reinvestment
 of distributions ............     2,572,622         119,268       1,168,830          59,121
Shares redeemed ..............    (6,024,973)       (258,296)    (16,936,060)       (851,909)
                                ------------    ------------    ------------    ------------
Net increase (decrease) in
 Trust shares outstanding ....  $  2,046,885          92,717    $ 10,032,911         500,985
                                ============    ============    ============    ============

                                                     Small Cap Equity Fund
                                ----------------------------------------------------------------
                                           11/01/97
                                            Through                         Year Ended
                                           04/30/98                      October 31, 1997
                                ----------------------------------------------------------------
                                       Amount          Shares         Amount         Shares
                                -------------    -------------    -------------    -------------
      Institutional Class
Shares sold ..................  $  10,406,000          429,472    $ 219,344,013       10,818,892
Shares issued in reinvestment
 of distributions ............      8,324,678          376,682          803,425           40,111
Shares redeemed ..............    (13,894,477)        (565,129)     (12,297,473)        (587,990)
                                -------------    -------------    -------------    -------------
Net increase (decrease) in
 Trust shares outstanding ....  $   4,836,201          241,025    $ 207,849,965       10,271,013
                                =============    =============    =============    =============

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------


                                                           Large Cap Equity Fund#
                                      -----------------------------------------------------------------
                                                  11/01/97
                                                  Through                          Year Ended
                                                  04/30/98                      October 31, 1997
                                      --------------------------------   ------------------------------
                                           Amount            Shares          Amount           Shares
                                      ----------------   -------------   --------------   -------------
              Class A
Shares sold .......................   $12,459,374            845,100     $38,863,393       2,628,815
Shares issued in reinvestment
 of distributions .................     4,176,152            308,045       1,310,830         109,871
Shares redeemed ...................   (11,028,767)          (758,853)     (6,429,036)       (436,066)
                                      -----------           --------     -----------       ---------
Net increase (decrease) in
 Trust shares outstanding .........   $ 5,606,759            394,292     $33,745,187       2,302,620
                                      ===========           ========     ===========       =========

                                                        Large Cap Equity Fund#
                                      -----------------------------------------------------------
                                                11/01/97
                                                Through                       Year Ended
                                                04/30/98                   October 31, 1997
                                      ----------------------------   ----------------------------
                                          Amount         Shares          Amount         Shares
                                      -------------   ------------   -------------   ------------
              Class B
Shares sold .......................    $1,478,056        102,945      $5,035,390        384,285
Shares issued in reinvestment
 of distributions .................       559,931         41,580          79,437          6,640
Shares redeemed ...................      (452,913)       (30,826)       (720,413)       (52,633)
                                       ----------        -------      ----------        -------
Net increase (decrease) in
 Trust shares outstanding .........    $1,585,074        113,699      $4,394,414        338,292
                                       ==========        =======      ==========        =======


                                                      Large Cap Equity Fund#
                                  ---------------------------------------------------------------
                                             11/01/97
                                             Through                        Year Ended
                                             04/30/98                    October 31, 1997
                                  ------------------------------ --------------------------------
                                       Amount          Shares         Amount           Shares
                                  ---------------- ------------- ---------------- ---------------
      Institutional Class
Shares sold .....................  $  14,928,426     1,027,132    $  20,757,456       1,535,702
Shares issued in reinvestment
 of distributions ...............      6,196,812       454,615        7,345,048         617,358
Shares redeemed .................    (13,538,404)     (913,377)     (32,076,741)     (2,409,324)
                                   -------------     ---------    -------------      ----------
Net increase (decrease) in
 Trust shares outstanding .......  $   7,586,834       568,370    $  (3,974,237)       (256,264)
                                   =============     =========    =============      ==========

--------------
# Previously the Vista Equity Fund.

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------


                                                           Balanced Fund
                                  ---------------------------------------------------------------
                                              11/01/97
                                              Through                        Year Ended
                                              04/30/98                    October 31, 1997
                                  -------------------------------- ------------------------------
                                       Amount           Shares          Amount          Shares
                                  ---------------- --------------- ---------------- -------------
              Class A
Shares sold .....................  $  14,469,715         947,947    $  36,446,654     2,510,736
Shares issued in reinvestment
 of distributions ...............      6,908,231         466,328        5,327,049       390,365
Shares redeemed .................    (24,696,338)     (1,608,432)     (12,603,017)     (863,052)
                                   -------------      ----------    -------------     ---------
Net increase (decrease) in
 Trust shares outstanding .......  $  (3,318,392)       (194,157)   $  29,170,686     2,038,049
                                   =============      ==========    =============     =========

                                                               Balanced Fund
                                      ----------------------------------------------------------------
                                                 11/01/97
                                                 Through                         Year Ended
                                                 04/30/98                     October 31, 1997
                                      ------------------------------   -------------------------------
                                           Amount          Shares           Amount           Shares
                                      ---------------   ------------   ---------------   -------------
              Class B
Shares sold .......................   $5,110,247           325,646     $5,622,984            394,960
Shares issued in reinvestment
 of distributions .................    1,065,616            73,015        826,755             61,505
Shares redeemed ...................   (1,056,796)          (64,465)    (2,121,481)          (150,183)
Net increase (decrease) in            ----------           -------     ----------           --------
 Trust shares outstanding .........   $5,119,067           334,196     $4,328,258            306,282
                                      ==========           =======     ==========           ========

6. Retirement Plan -- The funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1998, included in Trustees fees and expenses in the Statement of Operations, and accrued pension liability included in Other Accrued liabilities in the Statement of Assets and Liabilities were as follows:


                                 Accrued
                    Pension      Pension
                   Expenses     Liability
                  ----------   ----------
VSCEF .........     $4,965     $32,823
VLCEF .........      1,291       8,101
VBAL ..........        909       5,744

--------------------------------------------------------------------------------


                               Chase Vista Funds
                        Financial Highlights (unaudited)

                                                                    Small Cap Equity Fund
                                              ------------------------------------------------------------------
                                                                    Class A                           Class B
                                              ---------------------------------------------------- -------------
                                                 11/01/97                               12/20/94*     11/01/97
                                                 Through            Year Ended           Through      Through
                                                 04/30/98      10/31/97     10/31/96     10/31/95     04/30/98
                                              ------------- ------------- ------------ ----------- -------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........    $  23.57       $ 19.19      $ 15.07      $ 10.00      $ 23.19
                                                 --------      --------     --------     --------     --------
 Income from Investment Operations:
  Net Investment Income .....................      (0.052)       (0.051)       0.005        0.060       (0.122)
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ...........       3.152         4.720        4.328        5.056        3.072
                                                 --------      --------     --------     --------     --------
  Total from Investment Operations ..........       3.100         4.669        4.333        5.116        2.950
                                                 --------      --------     --------     --------     --------
 Less Distributions:
  Dividends from Net Investment
   Income ...................................          --            --        0.033        0.042           --
  Distributions from Capital Gains ..........       0.640         0.290        0.180        0.004        0.640
                                                 --------      --------     --------     --------     --------
  Total Distributions .......................       0.640         0.290        0.213        0.046        0.640
                                                 --------      --------     --------     --------     --------
Net Asset Value, End of Period ..............    $  26.03      $  23.57     $  19.19     $  15.07     $  25.50
                                                 ========      ========     ========     ========     ========
Total Return (1)                                    13.66%        24.61%       29.06%       51.25%       13.22%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)         $180,337      $174,017     $144,763      $43,739     $112,699
Ratios to average net assets#:
 Ratio of Expenses ..........................        1.39%         1.45%        1.50%        1.51%        2.09%
 Ratio of Net Investment Income .............       (0.39%)       (0.23%)       0.03%        0.52%       (1.10%)
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ....................        1.39%         1.45%        1.52%        2.67%        2.09%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses               (0.39%)       (0.23%)       0.01%       (0.64%)      (1.10%)
Portfolio Turnover Rate .....................          31%           55%          78%          75%          31%



                                                                          Small Cap Equity Fund
                                              ------------------------------------------------------------------------------
                                                              Class B                             Institutional
                                              --------------------------------------- --------------------------------------
                                                                          03/28/95**     11/01/97                 05/07/96**
                                                      Year Ended            Through      Through     Year Ended    Through
                                                 10/31/97     10/31/96     10/31/95      04/30/98     10/31/97     10/31/96
                                              ------------- ------------ ------------ ------------- ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........    $  19.00     $  15.01     $  11.39      $  23.71     $  19.22    $  18.44
                                                 --------     --------     --------      --------     --------    --------
 Income from Investment Operations:
  Net Investment Income .....................      (0.270)      (0.074)      (0.018)       (0.013)       0.027       0.023
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ...........       4.754        4.248        3.669         3.163        4.753       0.757
                                                 --------     --------     --------      --------     --------    --------
  Total from Investment Operations ..........       4.484        4.174        3.651         3.150        4.780       0.780
                                                 --------     --------     --------      --------     --------    --------
 Less Distributions:
  Dividends from Net Investment
   Income ...................................         --           --         0.027           --            --          --
  Distributions from Capital Gains ..........       0.290        0.180        0.004         0.640        0.290          --
                                                 --------     --------     --------      --------     --------    --------
  Total Distributions .......................       0.290        0.180        0.031         0.640        0.290          --
                                                 --------     --------     --------      --------     --------    --------
Net Asset Value, End of Period ..............    $  23.19     $  19.00     $  15.01      $  26.22     $  23.71    $  19.22
                                                 ========     ========     ========      ========     ========    ========
Total Return (1)                                    23.84%       28.04%       32.09%        13.79%       25.15%       4.23%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)         $100,341     $ 72,722     $ 21,624      $345,916     $307,103    $ 51,542
Ratios to average net assets#:
 Ratio of Expenses ..........................       2.16%        2.22%        2.24%         1.10%         1.10%       1.10%
 Ratio of Net Investment Income .............      (0.94%)      (0.68%)      (0.25%)       (0.10%)        0.13%       0.27%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ....................       2.16%        2.25%        3.23%         1.13%         1.14%       1.27%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses              (0.94%)      (0.71)%      (1.24%)       (0.13%)        0.09%       0.10%
Portfolio Turnover Rate .....................         55%          78%          75%           31%           55%         78%

-------
 * Commencement of operations.
 ** Commencement of offering of class of shares.
 # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.


                         See notes to financial statements.

                               Chase Vista Funds
                  Financial Highlights (continued) (unaudited)

                                                                        Large Cap Equity Fund*
                                              ---------------------------------------------------------------------------
                                                            Class A                               Class B
                                              ------------------------------------ --------------------------------------
                                                11/01/97      Year     05/08/96**    11/01/97       Year      05/07/96**
                                                Through      Ended       Through      Through       Ended       Through
                                                04/30/98    10/31/97    10/31/96     04/30/98     10/31/97     10/31/96
                                              ----------- ----------- ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $ 14.83     $ 13.25      $ 12.06       $ 14.76      $ 13.22      $ 12.06
                                                -------     -------      -------       -------      -------      -------
 Income from Investment Operations:
  Net Investment Income .....................     0.054       0.108        0.050         0.023        0.067        0.050
  Net Gains or (Losses) In Securities
   (both realized and unrealized) ...........     2.429       3.456        1.209         2.428        3.423        1.187
                                                -------     -------      -------       -------      -------      -------
  Total from Investment Operations ..........     2.483       3.564        1.259         2.451        3.490        1.237
                                                -------     -------      -------       -------      -------      -------
 Less Distributions:
  Dividends from Net Investment
   Income ...................................     0.055       0.094        0.069         0.023        0.061        0.077
  Distributions from Capital Gains ..........     1.658       1.890           --         1.658        1.890           --
                                                -------     -------      -------       -------      -------      -------
  Total Distributions .......................     1.713       1.984        0.069         1.681        1.951        0.077
                                                -------     -------      -------       -------      -------      -------
Net Asset Value, End of Period ..............   $ 15.60     $ 14.83      $ 13.25       $ 15.53      $ 14.76      $ 13.22
                                                =======     =======      =======       =======      =======      =======
Total Return (1) ............................     18.54%      30.69%       10.84%        18.37%       30.15%        6.66%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)        $51,896     $43,491      $ 8,349       $ 7,377      $ 5,334       $  305
Ratios to average net assets#:
 Ratio of Expenses ..........................      0.90%       1.13%        1.38%         1.40%        1.59%        1.88%
 Ratio of Net Investment Income .............      0.75%       0.61%        0.84%         0.24%        0.15%        0.14%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses ................      1.40%       1.63%        1.87%         1.90%        2.09%        2.38%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses              0.25%       0.11%        0.35%        (0.26%)      (0.35%)      (0.36%)
Portfolio Turnover Rate .....................        37%         72%          89%           37%          72%          89%

                                                                       Large Cap Equity Fund*
                                              -------------------------------------------------------------------------
                                                                         Institutional Class
                                              -------------------------------------------------------------------------
                                                11/01/97                             Year Ended
                                                 Through   -------------------------------------------------------------
                                                04/30/98     10/31/97     10/31/96    10/31/95    10/31/94    10/31/93
                                              ------------ ------------ ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $  14.85     $  13.27     $ 12.24     $ 13.16     $ 13.65    $  12.56
                                                --------     --------     -------     -------     -------    --------
 Income from Investment Operations:
  Net Investment Income .....................      0.084        0.182       0.227       0.277       0.298       0.302
  Net Gains or (Losses) In Securities
   (both realized and unrealized) ...........      2.458        3.470       2.597       1.744       0.263       1.153
                                                --------     --------     -------     -------     -------    --------
  Total from Investment Operations ..........      2.542        3.652       2.824       2.021       0.561       1.455
                                                --------     --------     -------     -------     -------    --------
 Less Distributions:
  Dividends from Net Investment
   Income ...................................      0.084        0.182       0.224       0.282       0.290       0.304
  Distributions from Capital Gains ..........      1.658        1.890       1.570       2.659       0.761       0.062
                                                --------     --------     -------     -------     -------    --------
  Total Distributions .......................      1.742        2.072       1.794       2.941       1.051       0.366
                                                --------     --------     -------     -------     -------    --------
Net Asset Value, End of Period ..............   $  15.65     $  14.85     $ 13.27     $ 12.24     $ 13.16    $  13.65
                                                ========     ========     =======     =======     =======    ========
Total Return (1) ............................      18.93%       31.50%      25.65%      20.41%       4.37%      11.73%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)        $121,681     $107,008     $99,025     $55,417     $67,818    $120,635
Ratios to average net assets#:
 Ratio of Expenses ..........................       0.49%        0.50%       0.40%       0.31%       0.31%       0.31%
 Ratio of Net Investment Income .............       1.17%        1.32%       1.86%       2.41%       2.30%       2.30%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses ................       1.00%        1.00%       0.96%       0.90%       0.95%       0.88%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses               0.66%        0.82%       1.30%       1.82%       1.66%       1.73%
Portfolio Turnover Rate .....................         37%          72%         89%         45%         53%         33%

-------
 * Formerly Vista Equity Fund.
 ** Commencement of offering of class of shares
 # Short periods have been annualized.
(1) Total returns figures do not include the effect of any sales load.

--------------------------------------------------------------------------------


                               Chase Vista Funds
                  Financial Highlights (continued) (unaudited)

                                                                            Balanced Fund
                                               -----------------------------------------------------------------------
                                                                               Class A
                                               -----------------------------------------------------------------------
                                                                             Year Ended
                                                 11/01/97  -----------------------------------------------  11/04/92*
                                                 Through                                                     Through
                                                 04/30/98    10/31/97    10/31/96    10/31/95    10/31/94    10/31/93
                                               ----------- ----------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $ 15.41     $ 13.83     $ 12.45     $ 11.09     $ 11.38     $ 10.00
                                                 -------     -------     -------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ......................     0.196       0.392       0.353       0.382       0.356       0.410
  Net Gains or (Losses) in Securities
   (both realized and unrealized) ............     1.468       2.393       1.692       1.517      (0.187)      1.344
                                                 -------     -------     -------     -------     -------     -------
  Total from Investment Operations ...........     1.664       2.785       2.045       1.899       0.169       1.754
                                                 -------     -------     -------     -------     -------     -------
  Less Distributions:
    Dividends from Net Investment Income           0.204       0.395       0.345       0.408       0.359       0.375
    Distributions from Capital Gains .........     0.980       0.810       0.320       0.131       0.100          --
                                                 -------     -------     -------     -------     -------     -------
    Total Distributions ......................     1.184       1.205       0.665       0.539       0.459       0.375
                                                 -------     -------     -------     -------     -------     -------
Net Asset Value, End of Period ...............   $ 15.89     $ 15.41     $ 13.83     $ 12.45    $  11.09     $ 11.38
                                                 =======     =======     =======     =======    ========     =======
Total Return (1) .............................     11.45%      21.48%      16.89%      17.70%       1.56%      17.74%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .....   $92,732     $92,941     $55,233     $33,733    $ 21,705     $13,920
Ratios to average net assets#:
 Ratio of Expenses ...........................      1.25%       1.25%       1.25%       1.06%       0.58%         --
 Ratio of Net Investment Income ..............      2.59%       2.91%       2.97%       3.48%       3.21%       3.87%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .....................      1.45%       1.52%       1.78%       2.20%       2.20%       3.07%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ........      2.39%       2.64%       2.44%       2.34%       1.59%       0.80%
Portfolio Turnover Rate ......................        33%        136%        149%         68%         77%         65%



                                                                     Balanced Fund
                                               ---------------------------------------------------------
                                                                        Class B
                                               ---------------------------------------------------------
                                                 11/01/97              Year Ended             11/04/93**
                                                 Through   ---------------------------------   Through
                                                 04/30/98    10/31/97   10/31/96   10/31/95    10/31/94
                                               ----------- ----------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $ 15.21     $ 13.70    $  12.36    $ 11.03    $  11.22
                                                 -------     -------    --------    -------    --------
 Income from Investment Operations:
  Net Investment Income ......................     0.138       0.319       0.283      0.309       0.345
  Net Gains or (Losses) in Securities
   (both realized and unrealized) ............     1.443       2.326       1.656      1.502      (0.117)
                                                 -------     -------    --------   --------   ---------
  Total from Investment Operations ...........     1.581       2.645       1.939      1.811       0.228
                                                 -------     -------    --------   --------   ---------
  Less Distributions:
    Dividends from Net Investment Income           0.171       0.325       0.279      0.131       0.318
    Distributions from Capital Gains .........     0.980       0.810       0.320      0.350       0.100
                                                 -------     -------    --------   --------   ---------
    Total Distributions ......................     1.151       1.135       0.599      0.481       0.418
                                                 -------     -------    --------   --------   ---------
Net Asset Value, End of Period ...............   $ 15.64     $ 15.21    $  13.70    $ 12.36    $  11.03
                                                 =======     =======    ========   ========   =========
Total Return (1) .............................     11.03%      20.55%      16.10%     16.93%       2.17%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .....   $21,137     $15,471    $  9,737   $  6,336   $   3,543
Ratios to average net assets#:
 Ratio of Expenses ...........................      1.94%       2.04%       2.00%      1.82%       1.50%
 Ratio of Net Investment Income ..............      1.87%       2.26%       2.21%      2.68%       2.46%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .....................      1.94%       2.06%       2.29%      2.72%       2.69%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ........      1.87%       2.24%       1.92%      1.78%       1.27%
Portfolio Turnover Rate ......................        33%        136%        149%        68%         77%

-------
 * Commencement of operations.
 ** Commencement of offering of class of shares
 # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.

                         See notes to financial statements.

Chase Vista Funds Service Center
P.O. Box 41932
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Mnahattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

June 1998                                                            CVLSB-3-498